Allowances for Loan and Lease Losses and Unfunded Loan Commitments and Letters Of Credit	12 Months Ended
Dec. 31, 2016
Allowance For Loan And Lease Losses [Abstract]
Allowances for Loan and Lease Losses and Unfunded Loan Commitments and Letters Of Credit

Note 4 Allowances for Loan and Lease Losses

We maintain the ALLL at levels that we believe to be appropriate to absorb estimated probable credit losses incurred in the portfolios as of the balance sheet date. We use the two main portfolio segments – Commercial Lending and Consumer Lending, and develop and document the ALLL under separate methodologies for each of these portfolio segments. See Note 1 Accounting Policies for a description of the accounting policies for ALLL. A rollforward of the ALLL and associated loan data follows.

Table 44: Rollforward of Allowance for Loan and Lease Losses and Associated Loan Data

	Commercial	Consumer
In millions	Lending	Lending	Total
December 31, 2016
Allowance for Loan and Lease Losses
January 1	$1,605	$1,122	$2,727
Charge-offs	(363)	(523)	(886)
Recoveries	178	165	343
Net (charge-offs) / recoveries	(185)	(358)	(543)
Provision for credit losses	153	280	433
Net change in allowance for unfunded loan commitments and letters of credit	(39)	(1)	(40)
Net recoveries of purchased impaired loans and other		12	12
December 31	$1,534	$1,055	$2,589
TDRs individually evaluated for impairment	$45	$226	$271
Other loans individually evaluated for impairment	60		60
Loans collectively evaluated for impairment	1,392	546	1,938
Purchased impaired loans	37	283	320
December 31	$1,534	$1,055	$2,589
Loan Portfolio
TDRs individually evaluated for impairment	$428	$1,793	$2,221
Other loans individually evaluated for impairment	371		371
Loans collectively evaluated for impairment	137,047	67,345	204,392
Fair value option loans (a)		893	893
Purchased impaired loans	109	2,847	2,956
December 31	$137,955	$72,878	$210,833
Portfolio segment ALLL as a percentage of total ALLL	59%	41%	100%
Ratio of the allowance for loan and lease losses to total loans	1.11%	1.45%	1.23%
December 31, 2015
Allowance for Loan and Lease Losses
January 1	$1,571	$1,760	$3,331
Charge-offs	(255)	(550)	(805)
Recoveries	240	179	419
Net (charge-offs) / recoveries	(15)	(371)	(386)
Provision for credit losses	55	200	255
Net change in allowance for unfunded loan commitments and letters of credit	(3)	1	(2)
Net write-offs of purchased impaired loans and other (b)	(3)	(468)	(471)
December 31	$1,605	$1,122	$2,727
TDRs individually evaluated for impairment	$43	$276	$319
Other loans individually evaluated for impairment	76		76
Loans collectively evaluated for impairment	1,437	585	2,022
Purchased impaired loans	49	261	310
December 31	$1,605	$1,122	$2,727
Loan Portfolio
TDRs individually evaluated for impairment	$434	$1,917	$2,351
Other loans individually evaluated for impairment	309		309
Loans collectively evaluated for impairment	132,632	66,977	199,609
Fair value option loans (a)		905	905
Purchased impaired loans	169	3,353	3,522
December 31	$133,544	$73,152	$206,696
Portfolio segment ALLL as a percentage of total ALLL	59%	41%	100%
Ratio of the allowance for loan and lease losses to total loans (b)	1.20%	1.53%	1.32%

Table 44: Rollforward of Allowance for Loan and Lease Losses and Associated Loan Data
(continued from previous page)

		Commercial	Consumer
In millions		Lending	Lending	Total
December 31, 2014
	Allowance for Loan and Lease Losses
	January 1	$1,547	$2,062	$3,609
	Charge-offs	(360)	(661)	(1,021)
	Recoveries	305	185	490
	Net charge-offs	(55)	(476)	(531)
	Provision for credit losses	100	173	273
	Net change in allowance for unfunded loan commitments and letters of credit	(18)	1	(17)
	Other	(3)		(3)
	December 31	$1,571	$1,760	$3,331
	TDRs individually evaluated for impairment	$62	$324	$386
	Other loans individually evaluated for impairment	77		77
	Loans collectively evaluated for impairment	1,353	643	1,996
	Purchased impaired loans	79	793	872
	December 31	$1,571	$1,760	$3,331
	Loan Portfolio
	TDRs individually evaluated for impairment	$542	$2,041	$2,583
	Other loans individually evaluated for impairment	309		309
	Loans collectively evaluated for impairment	127,207	68,826	196,033
	Fair value option loans (a)		1,034	1,034
	Purchased impaired loans	310	4,548	4,858
	December 31	$128,368	$76,449	$204,817
	Portfolio segment ALLL as a percentage of total ALLL	47%	53%	100%
	Ratio of the allowance for loan and lease losses to total loans	1.22%	2.30%	1.63%
(a)	Loans accounted for under the fair value option are not evaluated for impairment as these loans are accounted for at fair value. Accordingly there is no allowance recorded on these loans.
(b)	See Note 1 Accounting Policies in our 2015 Form 10-K for information on our change in derecognition policy effective December 31, 2015 for certain purchased impaired loans.

Net interest income less the provision for credit losses was $8.0 billion, $8.0 billion and $8.3 billion for 2016, 2015 and 2014, respectively.